Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

NOTE 7 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	March 31, 2021	September 30, 2020
	(Unaudited)
Buildings	$624,047	$601,408
Machinery, equipment and furniture	1,993,537	1,920,530
Motor Vehicles	181,709	175,117
Construction-in-progress (“CIP”) (1)	13,315,858	12,832,806
Subtotal	16,115,151	15,529,861
Less: accumulated depreciation	(1,524,681)	(1,357,898)
Property, plant and equipment, net	$14,590,470	$14,171,963

Depreciation expense was $122,814 and $132,424 for the six months ended March 31, 2021 and 2020, respectively.

(1)	Construction-in-progress (“CIP”) represents direct costs of construction incurred for the Company’s manufacturing facilities. On August 16, 2017, the Company’s VIE, Xi’an App-Chem Bio(Tech) Co.,Ltd. started to construct a new manufacturing plant in Tongchuan City (“Tongchuan Project”), Shaanxi Province, with total budget of RMB 95 million (approximately $14.5 million) for construction of the main body of the manufacturing plant, plant decoration and purchase of machinery and equipment.

As of March 31, 2021, the Company has spent approximately RMB 84.3 million (approximately $12.9 million) on the construction of the main body of the manufacturing plant and future minimum capital expenditure on this CIP project is estimated to be approximately $1.6 million), among which approximately $0.7 million is required for the next 12 months. The Company currently plans to support its ongoing CIP project construction through cash flows from operations, bank borrowings and proceeds received from the completion of the IPO (see Note 18). The construction of this new manufacturing facility is expected to be fully completed and put into production by March 2022.

The Company did not make additional capital expenditures on the CIP project during the six months ended March 31, 2021. As of March 31, 2021, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Twelve months ending March 31,	Capital Expenditure on CIP

2022	$686,342
2023	373,283
2024	-
2025	579,577
Total	$1,639,202